Equity - Schedule of Assumptions in Calculating the Fair Value of the Warrants (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Assumptions in Calculating the Fair Value of the Warrants [Line Items]
Risk-free interest rate	3.80%
Expected life of warrants		2 years	3 years
Volatility	81.89%		81.89%
Weighted average fair value per warrant (US$) (in Dollars per share)	$ 1.37		$ 1.37